Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000130709 | Variable Insurance Trusts - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000130709 | Variable Insurance Trusts - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000130709 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000130709 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130709 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130712 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130712 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130712 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000130712 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000130710 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130710 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130710 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000130710 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000130710 | Variable Insurance Trusts - Asset Allocation Fund
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000141021 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141021 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000141021 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000141021 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000141021 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141021 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000141021 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141028 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141028 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000141028 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000141028 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000141029 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141029 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000141029 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000141029 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000130713 | Variable Insurance Trusts - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000130713 | Variable Insurance Trusts - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000130713 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130713 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130713 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000130713 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130711 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130711 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000130711 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000130711 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130711 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000130711 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130711 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130711 | U.S. Treasury Securities and Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.70%